RESTRUCTURING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
RESTRUCTURING COSTS
Restructuring and Related Cost, Expected Cost Remaining	$ 20.7	$ 46.2	$ 41.6	$ 7.9
Change in the liability for restructuring costs
Restructuring reserve, beginning balance	25.8	28.3	15.6
Paid/Utilized	(24.3)	(48.7)	(28.9)
Expenses	20.7	46.2	41.6
Restructuring reserve, ending balance	22.2	25.8	28.3
Severance and benefits
Change in the liability for restructuring costs
Restructuring reserve, beginning balance	24.6	20.1	14.8
Paid/Utilized	(21.6)	(28.7)	(24.7)
Expenses	18.6	33.2	30.0
Restructuring reserve, ending balance	21.6	24.6	20.1
Lease and contract terminations
Change in the liability for restructuring costs
Restructuring reserve, beginning balance		2.2	0.2
Paid/Utilized		(2.2)	(0.3)
Expenses			2.3
Restructuring reserve, ending balance			2.2
Vacant facility and other shutdown costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance	1.2	5.9	0.2
Paid/Utilized	(1.3)	(15.2)	(2.4)
Expenses	0.7	10.5	8.1
Restructuring reserve, ending balance	0.6	1.2	5.9
Start-up and moving costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance		0.1	0.4
Paid/Utilized	(1.4)	(2.6)	(1.5)
Expenses	$ 1.4	$ 2.5	1.2
Restructuring reserve, ending balance			$ 0.1